Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill
Schedule of carrying value for the goodwill

(In thousands of €)	Goodwill	Total
As at January 1, 2025	8,612	8,612
Impairment loss	—	—
Carrying amount as at December 31, 2025	8,612	8,612
As at January 1, 2024	8,612	8,612
Impairment loss	—	—
Carrying amount as at December 31, 2024	8,612	8,612